S000047609 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	133 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	1.06%	2.44%
Lipper General & Insured Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.35%	0.56%	2.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.17%)	0.18%	2.86%
Performance Inception Date					Dec. 16, 2014
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.28%)	(0.09%)	2.64%
Performance Inception Date					Dec. 16, 2014
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	0.75%	2.80%
Performance Inception Date					Dec. 16, 2014
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.21%	(0.01%)	2.53%
Performance Inception Date					Dec. 16, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.17%	1.01%	3.39%
Performance Inception Date					Dec. 16, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification.